Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 158	$ 194
Accrued loan interest	407	486
Accrued legal and professional fees	1,419	3,494
Total accrued expenses	$ 1,984	$ 4,174